COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 30, 2021	Oct. 30, 2020
COMMITMENTS AND CONTINGENCIES
2022		$ 21,321
Total lease payments		21,321
Less present value discount		(6,321)
Lease liability		16,234
Less operating lease short term	$ (10,372)	(16,234)	$ (16,234)	$ (20,980)
Operating lease liability, long term	$ 0	$ 0	$ 0	$ 19,903